Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule Loss by tax jurisdictions

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income from PRC operations	56,957	1,047,102	1,760,139
Net (loss) income from non-PRC operations	(3,697,294)	(539,167)	573,758

Total net (loss) income before tax	(3,640,337)	507,935	2,333,897

Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	27,018	131,186	227,415
Deferred tax benefits	(12,827)	(35,151)	(120,611)

Total	14,191	96,035	106,804

Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

	Years ended December 31,
	2021	2022	2023
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	0.96%	(5.15%)	(9.38%)
Preferential tax rates	0.00%	0.00%	(3.69%)
PRC Withholding taxes	(0.44%)	5.73%	2.79%
Expenses/losses not deductible for tax purposes	(0.91%)	4.02%	0.07%
Research and development expenses super deduction	2.65%	(24.39%)	(6.86%)
Share-based compensation cost not deductible for tax purposes	(26.36%)	45.24%	4.73%
True up	(0.04%)	(1.24%)	(7.07%)
Effect of change of valuation allowance	(1.25%)	(30.30%)	(1.01%)

Effective tax rate	(0.39%)	18.91%	4.58%

Schedule Deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	11,571	5,260
—Impairment loss	177,368	177,368
—Allowance for expected credit losses	58,843	69,076
—Accrued expense	10,891	142,878
—Net loss carrying forward	423,025	363,929
—Others	12,402	9,555
Less: valuation allowance	(652,610)	(618,985)

Net deferred tax assets	41,490	149,081

Deferred tax liabilities
—Identifiable intangible assets from business combination	121,611	108,591

Total deferred tax liabilities	121,611	108,591

Schedule Movement of valuation allowance

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	747,354	811,324	652,610
Addition (reversal)	63,970	(158,714)	(33,625)

Total	811,324	652,610	618,985